Schedule of investments
Nomura Mid Cap Income Opportunities Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.25%♣
Consumer Discretionary — 22.40%
ADT	2,729,583	$ 22,027,735
Darden Restaurants	117,254	21,577,081
Garmin	107,066	21,718,338
Levi Strauss & Co. Class A	1,037,877	21,525,569
Service Corp. International	281,869	21,977,326
Tractor Supply	429,070	21,457,790
Travel + Leisure	304,577	21,481,816
Vail Resorts	149,455	19,847,624
		171,613,279
Consumer Staples — 5.69%
Hershey	119,066	21,667,630
McCormick & Co.	321,989	21,930,671
		43,598,301
Financials — 8.49%
Ares Management Class A	130,316	21,062,975
Arthur J Gallagher & Co.	85,321	22,080,222
First American Financial	356,886	21,927,076
		65,070,273
Healthcare — 8.63%
Cardinal Health	108,146	22,224,003
Quest Diagnostics	125,845	21,837,883
Royalty Pharma Class A	571,063	22,065,874
		66,127,760
Industrials — 22.66%
Broadridge Financial Solutions	97,237	21,700,381
Fastenal	527,763	21,179,129
L3Harris Technologies	75,200	22,076,464
nVent Electric	215,892	22,014,507
Paychex	193,171	21,669,923
Rollins	362,962	21,784,979
Snap-on	63,399	21,847,296
Watsco	63,453	21,380,489
		173,653,168
Information Technology — 11.20%
Microchip Technology	335,017	21,347,283
NetApp	198,685	21,277,177
Seagate Technology Holdings	78,457	21,606,273
TE Connectivity	95,035	21,621,413
		85,852,146
Materials — 14.47%
AptarGroup	180,801	22,050,490
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Avery Dennison	122,585	$ 22,295,760
Packaging Corp. of America	107,439	22,157,145
RPM International	210,806	21,923,824
Sonoco Products	514,049	22,433,098
		110,860,317
Real Estate — 5.71%
Extra Space Storage	169,712	22,099,897
Kilroy Realty	578,931	21,634,651
		43,734,548
Total Common Stocks (cost $496,483,873)		760,509,792

Short-Term Investments — 0.92%
Money Market Mutual Funds — 0.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	1,772,875	1,772,875
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	1,772,875	1,772,875
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	1,772,875	1,772,875
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	1,772,876	1,772,876
Total Short-Term Investments (cost $7,091,501)		7,091,501

Total Value of Securities—100.17% (cost $503,575,374)		767,601,293
Liabilities Net of Receivables and Other Assets—(0.17%)		(1,322,079)
Net Assets Applicable to 45,058,026 Shares Outstanding—100.00%		$766,279,214
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
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